Retirement Benefits (Summary of the U.S. and Non-U.S. Plan Investments Measured At Fair Value on a Recurring Basis) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Investments measured at NAV	$ 8,980	$ 7,939
Total investments	16,176	14,332
Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Total investments	2,586	2,618
Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Total investments	4,238	3,452
Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Total investments	372	323
Common/Collective trusts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7,986	6,821
Investments measured at NAV	7,611	6,805
Common/Collective trusts | Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	375	16
Common/Collective trusts | Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Common/Collective trusts | Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Corporate Obligations
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,640	3,033
Investments measured at NAV	0	0
Corporate Obligations | Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Corporate Obligations | Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,620	3,024
Corporate Obligations | Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	20	9
Corporate stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,503	2,014
Investments measured at NAV	0	0
Corporate stocks | Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,467	2,009
Corporate stocks | Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	34	3
Corporate stocks | Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2	2
Private equity/partnerships
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	803	722
Investments measured at NAV	803	722
Private equity/partnerships | Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Private equity/partnerships | Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Private equity/partnerships | Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Government Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	571	391
Investments measured at NAV	0	0
Government Securities | Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	15	11
Government Securities | Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	556	380
Government Securities | Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Real Estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	566	412
Investments measured at NAV	566	412
Real Estate | Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Real Estate | Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Real Estate | Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Short-term investment funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	407	319
Investments measured at NAV	0	0
Short-term investment funds | Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	391	297
Short-term investment funds | Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16	22
Short-term investment funds | Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Company common stock
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	326	270
Investments measured at NAV	0	0
Company common stock | Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	326	270
Company common stock | Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Company common stock | Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other Investments
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	374	350
Investments measured at NAV	0	0
Other Investments | Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	12	15
Other Investments | Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	12	23
Other Investments | Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 350	$ 312